Patents (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Accounting Policies [Abstract]
Amortization expense, patents	$ 357,965	$ 391,777	$ 441,087
Amortization expense, patents, next year								$ 315,000
Amortization expense, patents, year two							$ 315,000
Amortization expense, patents, year three						$ 315,000
Amortization expense, patents, year four					$ 315,000
Amortization expense, patents, year five				$ 315,000
Write-off of abandoned patents			$ 440,780